REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 2,651,757,646	$ 373,492,253	¥ 3,168,597,334	¥ 3,704,537,419
Electric scooter sales
REVENUE INFORMATION
Revenues	2,358,658,368		2,853,895,423	3,252,988,512
Accessory and spare parts sales
REVENUE INFORMATION
Revenues	197,634,073		242,296,734	397,088,122
Service revenues
REVENUE INFORMATION
Revenues	¥ 95,465,205		¥ 72,405,177	¥ 54,460,785